Income Taxes (Reconciliation of Income Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Tax On Global Activities Including Exports	(20.70%)	(39.80%)	(11.20%)
U.S. business credits	(3.80%)	(3.90%)	(3.00%)
All other - net	(5.20%)	0.10%	(2.50%)
Total income tax reconciliation items	(29.70%)	(43.60%)	(20.90%)
Actual income tax rate	5.30%	(8.60%)	14.10%
Cembra [Member]
Income Tax Contingency [Line Items]
Tax On Global Activities Including Exports	(16.10%)
Business Property disposition	68.50%
GEMB-Nordic [Member]
Income Tax Contingency [Line Items]
Tax On Global Activities Including Exports	(4.30%)